Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Mar. 15, 2019	Dec. 11, 2018
C000205719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)
Account Value	$ 1,301,894	$ 1,301,894	$ 1,301,894	$ 1,301,894	$ 1,301,894	$ 1,066,499	$ 959,679	$ 1,422,482	$ 1,216,326	$ 1,124,644		$ 1,000,000
Average Annual Return, Percent	22.07%	2.97%		4.58%
C000205718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)
Account Value	$ 6,549,318	$ 6,549,318	6,549,318	$ 6,549,318	$ 6,549,318	5,360,947	4,816,924	7,133,713	6,096,133	5,629,921		5,000,000
Average Annual Return, Percent	22.17%	3.07%			4.69%
C000205721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Hedged Equity Fund (Class A Shares)
Account Value	$ 11,686	$ 11,686	$ 11,686	11,686	$ 11,686	10,176	9,402	10,918	9,053	9,842	$ 9,476
Average Annual Return, Percent	8.84%	2.39%	2.81%
C000205721 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Hedged Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.84%	3.50%	3.79%
C000205724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Hedged Equity Fund (Class C Shares)
Account Value	$ 11,987	$ 11,987	$ 11,987	11,987	11,987	10,492	9,737	11,370	9,477	10,353	10,000
Average Annual Return, Percent	13.25%	2.97%	3.27%
C000205724 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Hedged Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.25%	2.97%	3.27%
C000205722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Hedged Equity Fund (Class I Shares)
Account Value	$ 1,250,979	$ 1,250,979	$ 1,250,979	1,250,979	1,250,979	1,087,165	1,001,494	1,160,215	959,665	1,040,667	1,000,000
Average Annual Return, Percent	15.07%	3.75%	4.06%
C000205723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Hedged Equity Fund (Class R5 Shares)
Account Value	$ 12,614	$ 12,614	$ 12,614	12,614	12,614	10,942	10,064	11,642	9,614	10,413	10,000
Average Annual Return, Percent	15.27%	3.91%	4.21%
C000205720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan International Hedged Equity Fund (Class R6 Shares)
Account Value	$ 6,340,291	$ 6,340,291	$ 6,340,291	6,340,291	6,340,291	5,495,465	5,049,149	5,838,382	4,817,547	5,210,000	5,000,000
Average Annual Return, Percent	15.37%	4.00%	4.31%
MSCI Emerging Markets Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net total return)
Account Value	$ 1,342,679	$ 1,342,679	$ 1,342,679	$ 1,342,679	$ 1,342,679	1,071,440	967,010	1,401,999	1,198,696	1,107,324		$ 1,000,000
Average Annual Return, Percent	25.32%	3.93%		5.13%	5.13%
MSCI EAFE Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net total return)
Account Value	$ 14,320	$ 14,320	$ 14,320	$ 14,320	$ 14,320	11,646	10,180	13,220	9,853	10,579	10,000
Average Annual Return, Percent	22.97%	6.24%	6.59%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 11,410	$ 11,410	$ 11,410	$ 11,410	$ 11,410	$ 10,826	$ 10,330	$ 10,249	$ 10,244	$ 10,151	$ 10,000
Average Annual Return, Percent	5.39%	2.37%	2.37%